Warrant Liability (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Warrant Liability [Abstract]
Schedule of Warrant Liability
	As at December 31, 2024
	Number	$
Public and Private Warrants	16,049,080	2,309,302
Vesting Sponsor Warrants	1,416,670	203,845
	17,465,750	2,513,147

	As at September 30, 2024
	Number	$
Public and Private Warrants	16,049,080	578,446
Vesting Sponsor Warrants	1,416,670	51,060
	17,465,750	629,506

Schedule of Changes in Warrant Liability

The following table details the changes in warrant liability between December 21, 2023 and December 31, 2024:

$
Balance, as at September 30, 2024	629,506
Revaluation of warrant liability	1,883,641
Balance, as at December 31, 2024	2,513,147

The following table details the changes in warrant liability between December 21, 2023 and September 30, 2024:

Warrant liability $
Balance, as at December 21, 2023 (issuance date)	1,746,575
Revaluation of warrant liability	(1,117,069)
Balance, as at September 30, 2024	629,506